Goodwill	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Goodwill
18.	GOODWILL
For the year ended December 31, 2023

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2023	$54,727,512	$2,414,113	$52,313,399
Acquisitions through business combinations (Note 29)	21,001	-	21,001
Effect of foreign currency exchange differences	85,027	-	85,027

Balance at December 31, 2023	$54,833,540	$2,414,113	$52,419,427

For the year ended December 31, 2024

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2024	$54,833,540	$2,414,113	$52,419,427
Effect of foreign currency exchange differences	105,915	-	105,915

Balance at December 31, 2024	$54,939,455	$2,414,113	$52,525,342

For the year ended December 31, 2025

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2025	$54,939,455	$2,414,113	$52,525,342
Impairment losses recognized	-	132,778	(132,778)
Effect of foreign currency exchange differences	149,341	-	149,341

Balance at December 31, 2025	$55,088,796	$2,546,891	$52,541,905

	Cost	Accumulated impairment	Carrying amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2025	$1,751,337	$76,956	$1,674,381
Impairment losses recognized	-	4,233	(4,233)
Effect of foreign currency exchange differences	4,761	-	4,761

Balance at December 31, 2025	$1,756,098	$81,189	$1,674,909

a.	Allocating goodwill to cash-generating units
The Group did not monitor goodwill for internal management purpose but for financial reporting purpose and, therefore, the goodwill was allocated to the following cash-generating units for evaluation of impairment: packaging segment, testing segment, EMS segment and other segment. The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2024	2025
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,437,523	$35,430,752	$1,129,447
Testing segment	13,489,766	13,440,470	428,450
EMS segment	3,449,952	3,655,360	116,524
Others	148,101	15,323	488

	$52,525,342	$52,541,905	$1,674,909

b.	Impairment assessment
Annually, the Group performs evaluation of goodwill for impairment primarily by reviewing the recoverable amounts based on value in use which incorporates cash flow projections estimated by management covering a five-year period. The cash flows beyond that five-year period are extrapolated using a steady per annum growth rate. In assessing value in use, the estimated future cash flows are discounted to their present value using annual pre-tax discount rates which were
13.83%-14.08%, 13.91%-14.56% and 11.96%-13.81%

for 2023, 2024 and 2025, respectively. For the years ended December 31, 2023 and 2024, no impairment loss was recognized. Based on the assessment, as the actual operating results of other cash-generating units did not meet expectations and the recoverable amounts had fallen below their carrying amounts, a goodwill impairment loss of

NT$
132,778
 thousand
(US$
4,233
thousand) was recognized
in
the first half of 2025 and was included in other operating income and expenses, net (Note 25). The key assumption used in calculating each segment’s value in use also included the growth rates for operating revenues, which were based on the forecast of the Group and the industry as well as the Group’s historical performance.
Management believes that any reasonably possible change in the key assumptions on which the recoverable amount was based on would not cause the carrying amount of each cash-generating unit to exceed its recoverable amount.